NOTE 5 - RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Debt [Table Text Block]
The following notes and advances, together with accrued interest, were consolidated into one single note payable to the Company’s CEO:

Note Date	Note Amount	Accrued Interest	Total
January 2017	$300,000	$16,504	$316,504
June 2017	105,000	2,048	107,048
June 2017	130,050	2,564	132,614
	535,050	21,116	556,166
Expenses owed to related party			2,234
Principle of note payable to related party after consolidation			$558,400

Schedule of Related Party Transactions [Table Text Block]
Payable to related parties consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Short term loan from related entity (1)	$41,994	$-
Storage and corporate housing and auto allowances owed to CEO (2)	10,000	4,000
Amount owed to a director (3)	29,064	-
	$81,058	$4,000
(1) In 2017, the Company received a working capital advance of $74,348 from a related entity. These advances are non-interest bearing and were intended as short term capital advances. The remaining balances of $41,994 have been included in payable to related parties on the consolidated balance sheet as current liabilities at December 31, 2017.
(2) On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company’s CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016.
(3) During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company’s consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company’s common stock to the director.

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
EMT allocated the purchase price among the assets acquired based on their fair values as follow:

Land purchase price	$26,194
Land preparation and cleanup	15,000
Industrial Hemp Grower License	-
Compensation	86,806
Total Purchase Price	$128,000